Note 11 - Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
NOTE 11 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Data processing	$374,366	$360,003	$510,621
Professional fees	636,286	856,712	953,801
Franchise tax	375,259	397,210	452,185
Advertising	614,312	615,033	546,025
ATM processing and other fees	341,640	249,996	227,685
Amortization of core deposit intangible asset	40,857	40,857	94,218
Postage	188,653	175,993	192,699
Stationery and supplies	210,332	191,832	172,594
FDIC assessment	751,799	995,252	806,533
Loan closing fees	275,212	193,151	191,951
Internet banking	224,961	233,961	175,683
Other real estate owned	705,910	505,833	427,712
Miscellaneous Losses & Recoveries	314,473	13,809	118,846
Other	1,430,753	1,278,756	1,421,507

Total other operating expenses	$6,484,813	$6,108,398	$6,292,060